Balance Sheet	Feb. 28, 2025 USD ($)
Total Assets
Liabilities and Shareholder’s Equity
Total Liabilities
Commitments and Contingencies
Shareholder’s Equity
Preferred Share, $0.0001 par value, 5,000,000 shares authorized; 0 share issued and outstanding as of February 28, 2025)
Retained earnings
Total Shareholder’s Equity
Total Liabilities and Shareholder’s Equity
Common Class A [Member]
Shareholder’s Equity
Ordinary Share, value	[1]
Common Class B [Member]
Shareholder’s Equity
Ordinary Share, value

[1]	Amount less than $1